EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2022
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS
3.	EXPLORATION AND EVALUATION ASSETS

The schedules below summarize the carrying costs of acquisition costs and exploration expenditures incurred to date for each exploration and evaluation asset that the Company is continuing to explore as at December 31, 2022 and December 31, 2021:

	Newfoundland
	Queensway(i)	Other	Ontario(ii)	Total
Year ended December 31, 2022	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2021	8,236,181	17,700	271,600	8,525,481
Additions
Acquisition costs	364,738	30,096	—	394,834
Claim staking and license renewal costs	15,774	120	400	16,294
Balance as at December 31, 2022	8,616,693	47,916	272,000	8,936,609

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2021	51,439,957	59,646	2,350,201	53,849,804
Assays	9,741,609	12,545	233,314	9,987,468
Drilling	36,118,624	352,056	449,063	36,919,743
Environmental studies	537,234	—	—	537,234
Geochemistry	48,116	—	—	48,116
Geophysics	1,894,010	—	177,916	2,071,926
Imagery and mapping	95,893	—	—	95,893
Metallurgy	65,644	—	—	65,644
Office and general	672,019	50	4,811	676,880
Property taxes, mining leases and rent	103,750	—	3,205	106,955
Petrography	9,372	—	—	9,372
Reclamation	2,464,985	—	—	2,464,985
Salaries and consulting	11,166,116	43,866	155,729	11,365,711
Supplies and equipment	5,204,988	71,187	35,182	5,311,357
Technical reports	458,439	—	9,567	468,006
Travel and accommodations	1,341,562	648	9,046	1,351,256
Exploration cost recovery	(60,000)	—	—	(60,000)
	69,862,361	480,352	1,077,833	71,420,546
Cumulative exploration expense – December 31, 2022	121,302,318	539,998	3,428,034	125,270,350

3.	EXPLORATION AND EVALUATION ASSETS (continued)

	Newfoundland
	Queensway (i)	Other	Ontario(ii)	Total
Year ended December 31, 2021	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2020	685,930	13,100	300,204	999,234
Additions
Acquisition costs	7,444,306	—	—	7,444,306
Claim staking and license renewal costs	106,530	4,600	—	111,130
Disposal of exploration and evaluation assets	(585)	—	—	(585)
Impairment of exploration and evaluation assets	—	—	(28,604)	(28,604)
Balance as at December 31, 2021	8,236,181	17,700	271,600	8,525,481

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2020	10,245,545	45,851	1,286,951	11,578,347
Assays	5,611,068	—	53,447	5,664,515
Drilling	19,102,621	—	277,748	19,380,369
Environmental studies	395,015	—	—	395,015
Geophysics	3,257,813	—	374,660	3,632,473
Imagery and mapping	104,665	—	—	104,665
Office and general	512,922	—	1,631	514,553
Property taxes, mining leases and rent	59,997	—	—	59,997
Petrography	—	—	7,996	7,996
Reclamation	335,783	—	732	336,515
Salaries and consulting	6,391,133	12,295	165,863	6,569,291
Supplies and equipment	3,893,748	923	62,338	3,957,009
Technical reports	854,541	—	22,479	877,020
Travel and accommodations	742,796	577	18,641	762,014
Trenching	9,860	—	77,715	87,575
Exploration cost recovery	(77,550)	—	—	(77,550)
	41,194,412	13,795	1,063,250	42,271,457
Cumulative exploration expense – December 31, 2021	51,439,957	59,646	2,350,201	53,849,804

(i)Queensway Project – Gander, Newfoundland

As at December 31, 2022, the Company owns a 100% interest in 94 (December 31, 2021 – 86) mineral licenses including 6,649 (December 31, 2021 – 6,041) claims comprising 166,225 (December 31, 2021 – 151,030) hectares of land located in Gander, Newfoundland. The project rights were acquired by map staking mineral licenses and making staged payments in cash and common shares of the Company from 2016 through 2022 under ten separate option agreements, of which nine are completed. The Queensway Project carries various net smelter return (“NSR”) royalties ranging from 0.4% to 2.5% and include buy-back provisions that allows the Company, at its option, to reduce the NSR by making lump-sum payments ranging from $250,000 to $1,000,000 to the holders of the royalties.The total cost of the NSR’s if the Company were to exercise all of its buy-back rights is $5,250,000 resulting in NSR’s ranging from 0.4% to 1.5% for the mineral licenses subsect to an NSR royalty.

3.EXPLORATION AND EVALUATION ASSETS (continued)

(i)  Queensway Project – Gander, Newfoundland (continued)

On November 2, 2022, the Company entered into a definitive property option agreement to acquire a 100% interest in five mineral licenses located in Gander, Newfoundland. Under the terms of this agreement, the Company may exercise the option by issuing an aggregate of 487,078 common shares in the capital of the Company and making aggregate cash payments of $2,350,000 to the optionors as follows:

●	$200,000 (paid) and 39,762 common shares (issued) on the later of (i) staking confirmation date as defined in the Option Agreement and (ii) the receipt of the TSX-Venture Exchange’s approval;
●	$200,000 and 39,762 common shares on or before November 2, 2023;
●	$250,000 and 69,583 common shares on or before November 2, 2024;
●	$300,000 and 89,463 common shares on or before November 2, 2025;
●	$600,000 and 129,224 common shares on or before November 2, 2026; and
●	$800,000 and 119,284 common shares on or before November 2, 2027.

On November 25, 2021, the Company entered into three royalty purchase agreements with arm’s length royalty holders (together, the “Vendors” and each, a “Vendor”), to purchase 100% of each Vendor’s royalty interests, each equal to 0.2%, for an aggregate of 0.6% of net returns from the Company’s Linear and JBP Linear properties (the “Royalty Interests”) for cash consideration of $1,300,000 (paid) and the issuance of 152,941 common shares (issued) in the capital of the Company to each Vendor, for aggregate cash consideration of $3,900,000, aggregate share consideration of 458,823 common shares with a value of $3,505,408 and the Company incurred $38,898 in legal and filing fees, for total consideration paid of $7,444,306 in connection with the transaction.

Disposal of Newfoundland Properties

During the year ended December 31, 2022, there were no disposals of exploration and evaluation assets.

During the year ended December 31, 2021, the Company sold a stand-alone claim that was part of the Queensway Project (claim 023951M also known as Unknown Brooke claim) to Long Range Exploration Corporation (“Long Range”) for non-cash consideration of 5,000,000 common shares of Long Range valued at $500,000 (Note 5). The Company recognized a gain on sale of exploration and evaluation assets in the amount of $499,415 and derecognized exploration and evaluation assets at their carrying value of $585. The Company retained a 1% NSR on future production from the mineral claim, 0.5% of which can be repurchased by Long Range for $750,000.

(ii)Ontario Projects

As at December 31, 2022, the Company owns a 100% interest in the Lucky Strike project in Kirkland Lake, Ontario comprising 11,684 hectares, as well as a portfolio of mining and royalty interests throughout northeastern Ontario. The project rights were acquired by map staking mineral licenses and making staged payments in cash and common shares of the Company from 2016 through 2019 under a fully executed option agreement. The optioned lands carry an NSR ranging from 1% to 2%.

During the year ended December 31, 2022, the Company recorded an impairment of $Nil (2021 - $28,604) in acquisition costs related to projects no longer being explored.